UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001
                                  -------------

Check here if Amendment [  ]:  Amendment Number:  _____

This Amendment (Check only one.):

         [  ] is a restatement.
         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CDC IXIS Asset Management Advisers, L.P.
Address:          399 Boylston Street
                  Boston, MA  02116

Form 13F File Number:  28-5788

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John E. Pelletier
Title:            Senior Vice President, General Counsel, Secretary and Clerk
Phone:            617-449-2801

Signature, Place, and Date of Signing:


/s/ John E. Pelletier
---------------------
[Signature]

Boston, MA
-------------------------------------
[City, State]

August 13, 2001


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Report Type (Check only one:):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                             13F File Number
----                                                             ---------------
Harris Associates L.P.                                                 28-2013
Jurika & Voyles, L.P.                                                  28-2899
Kobrick Funds LLC                                                      28-5351
Loomis, Sayles & Company, L.P.                                         28-398
Montgomery Asset Management, L.P.                                      28-3396
RS Investment Management, L.P.                                         28-5452
Westpeak Investment Advisors, L.P.                                     28-4372
Vaughan, Nelson, Scarborough & McCullough, L.P.                        28-5840
Reich & Tang Asset Management LLC                                      28-4818
Mercury Advisors                                                       28-790